income taxes	12 Months Ended
Dec. 31, 2024
income taxes
income taxes
10	income taxes

(a)Expense composition and rate reconciliation

Years ended December 31 (millions)	2024	2023
Current income tax expense
For the current reporting period	$492	$402
Adjustments recognized in the current period for income taxes of prior periods	(37)	(40)
Pillar Two global minimum tax	2	—
	457	362
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(170)	(136)
Adjustments recognized in the current period for income taxes of prior periods	3	(4)
	(167)	(140)
	$290	$222

Our income tax expense and effective income tax rate differ from those computed by applying the applicable statutory rates for the following reasons:

Years ended December 31 ($ in millions)	2024		2023
Income taxes computed at applicable statutory rates	$301	24.5%	$255	23.5%
Adjustments recognized in the current period for income taxes of prior periods	(34)	(2.8)	(44)	(4.0)
Pillar Two global minimum tax	2	0.2	—	—
(Non-taxable) non-deductible amounts, net	(23)	(2.0)	(19)	(1.7)
Withholding and other taxes	35	2.9	24	2.1
Losses not recognized	4	0.4	12	1.1
Foreign tax differential	(1)	(0.1)	(13)	(1.3)
Other	6	0.5	7	0.6
Income tax expense per Consolidated statements of income and other comprehensive income	$290	23.6%	$222	20.3%

The Organisation for Economic Co-operation and Development’s Pillar Two model rules are intended to ensure that large multinational corporations are subject to a minimum income tax rate of 15% in every jurisdiction in which they operate. We are subject to the global minimum top-up income tax under Pillar Two tax legislation. The top-up income tax relates primarily to our operations in Bulgaria and Ireland, where the statutory income tax rates are 10% and 12.5%, respectively. As at December 31, 2024, both Bulgaria and Ireland have enacted global minimum income tax into domestic tax legislation effective January 1, 2024. As a result, our Bulgarian and Irish subsidiaries will be liable for the top-up income tax, rather than the ultimate Canadian parent company. During the year ended December 31, 2024, the Company recognized a current income tax expense of $2 million related to the Pillar Two tax.

We have applied a temporary mandatory relief from deferred income tax accounting for the impacts of the top - up income tax and it is recognized as a current income tax in the period it is incurred.

(b)Temporary differences

We must make significant estimates in respect of the composition of our deferred income tax liability. Our operations are complex and the related income tax interpretations, regulations, legislation and jurisprudence are continually changing. As a result, there are usually some income tax matters in question.

Our estimates of the temporary differences comprising the net deferred income tax liability and the amounts of deferred income taxes recognized in the Consolidated statements of income and other comprehensive income and the Consolidated statements of changes in owners’ equity are set out in the following table.

	Property, plant
	and		Property, plant
	equipment		and
	(owned) and		equipment				Losses	Share-based	Net
	intangible	Intangible	(leased), net	Contract		Provisions not	available to	compensation	deferred
	assets subject	assets with	of lease	assets and	Net pension	currently	be carried	amounts and	income
(millions)	to amortization	indefinite lives	liabilities	liabilities	amounts	deductible	forward [1]	other	tax liability
Balance as at January 1, 2023	$2,846	$1,856	$(32)	$105	$(34)	$(150)	$(144)	$(11)	$4,436
Deferred income tax expense recognized in Net income	(237)	89	75	21	(16)	(52)	(37)	17	(140)
Other comprehensive income	—	—	—	—	—	—	—	(40)	(40)
Deferred income taxes charged directly to owners’ equity and other	121	—	—	—	—	(2)	(21)	(2)	96
Balance as at December 31, 2023	2,730	1,945	43	126	(50)	(204)	(202)	(36)	4,352
Deferred income tax expense recognized in Net income	(88)	80	(38)	42	(13)	(5)	(36)	(109)	(167)
Other comprehensive income	—	—	—	—	2	—	—	(47)	(45)
Deferred income taxes charged directly to owners’ equity and other (Note 18(b))	51	—	—	—	—	(3)	(7)	32	73
Balance as at December 31, 2024	$2,693	$2,025	$5	$168	$(61)	$(212)	$(245)	$(160)	$4,213

1	We expect to be able to utilize our non-capital losses before their expiry.

Temporary differences arise from the carrying value of investments in subsidiaries and partnerships exceeding their tax base, for which no deferred income tax liabilities have been recognized because the parent is able to control the timing of the reversal of the differences and it is probable that they will not reverse in the foreseeable future. In our specific instance, this is relevant to our investments in Canadian subsidiaries and Canadian partnerships. We are not required to recognize such deferred income tax liabilities, as we are in a position to control the timing and manner of the reversal of the temporary differences, which would not be expected to be exigible to income tax, and it is probable that such differences will not reverse in the foreseeable future. We are in a position to control the timing and manner of the reversal of the temporary differences in respect of our non-Canadian subsidiaries, and it is probable that such differences will not reverse in the foreseeable future.

(c)Other

We conduct research and development activities, which may be eligible to earn Investment Tax Credits. During the year ended December 31, 2024, we recorded Investment Tax Credits of $51 million (2023 – $25 million). Of this amount, $48 million (2023 – $19 million) was recorded as a reduction of property, plant and equipment and/or intangible assets and the balance was recorded as a reduction of goods and services purchased.